Investments accounted for using the equity method - Schedule of Financial Information of Companies Accounted for Using the Equity Method (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Total assets	€ 2,833,973	€ 2,767,011
Total equity	982,887	900,896	€ 732,321	€ 644,304
Net revenues	1,946,647	1,904,549	1,492,840
Net income/(loss)	90,861	€ 135,661	€ 65,279
Norda Run Inc.
Disclosure of associates [line items]
Total assets	6,024
Total liabilities	1,707
Total equity	4,317
Net revenues	10,407
Net income/(loss)	718
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Total assets	68,646
Total liabilities	49,994
Total equity	18,652
Net revenues	44,108
Net income/(loss)	(428)
Luigi Fedeli e Figlio S.r.l.
Disclosure of associates [line items]
Total assets	31,048
Total liabilities	21,644
Total equity	9,404
Net revenues	27,846
Net income/(loss)	€ 773